Financial liabilities - Schedule of Fair Value of Warrants (Details)	Dec. 31, 2022 yr	Oct. 14, 2022	Mar. 26, 2022 yr
Fair Value Per Share
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	5.07	4.04
Fair Value Per Share | Warrants
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	6.34		3.45
Exercise Price | Warrants
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	5.52		5.52
Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	75.70	76.60
Volatility | Warrants
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	68.79		62.62
Duration | Warrants
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	7		7